UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22899

 NAME OF REGISTRANT:                     CG Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 805 Third Avenue
                                         Suite 1120
                                         New York, NY 10022

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Robert B. Morse, President
                                         & Chief Executive Officer
                                         CG Funds Trust
                                         805 Third Avenue, Suite 1120
                                         New York, NY 10022

 REGISTRANT'S TELEPHONE NUMBER:          646-568-4083

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


CG Core Balanced Fund
--------------------------------------------------------------------------------------------------------------------------
 AUTOZONE, INC.                                                                              Agenda Number:  935097849
--------------------------------------------------------------------------------------------------------------------------
        Security:  053332102
    Meeting Type:  Annual
    Meeting Date:  18-Dec-2019
          Ticker:  AZO
            ISIN:  US0533321024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Douglas H. Brooks                   Mgmt          For                            For

1B.    Election of Director: Linda A. Goodspeed                  Mgmt          For                            For

1C.    Election of Director: Earl G. Graves, Jr.                 Mgmt          For                            For

1D.    Election of Director: Enderson Guimaraes                  Mgmt          For                            For

1E.    Election of Director: Michael M. Calbert                  Mgmt          For                            For

1F.    Election of Director: D. Bryan Jordan                     Mgmt          For                            For

1G.    Election of Director: Gale V. King                        Mgmt          For                            For

1H.    Election of Director: George R. Mrkonic,                  Mgmt          For                            For
       Jr.

1I.    Election of Director: William C. Rhodes,                  Mgmt          For                            For
       III

1J.    Election of Director: Jill A. Soltau                      Mgmt          For                            For

2.     Ratification of Ernst & Young LLP as                      Mgmt          For                            For
       independent registered public accounting
       firm for the 2020 fiscal year.

3.     Approval of advisory vote on executive                    Mgmt          For                            For
       compensation




--------------------------------------------------------------------------------------------------------------------------
 CINTAS CORPORATION                                                                          Agenda Number:  935080793
--------------------------------------------------------------------------------------------------------------------------
        Security:  172908105
    Meeting Type:  Annual
    Meeting Date:  29-Oct-2019
          Ticker:  CTAS
            ISIN:  US1729081059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Gerald S. Adolph                    Mgmt          For                            For

1B.    Election of Director: John F. Barrett                     Mgmt          For                            For

1C.    Election of Director: Melanie W. Barstad                  Mgmt          For                            For

1D.    Election of Director: Karen L. Carnahan                   Mgmt          For                            For

1E.    Election of Director: Robert E. Coletti                   Mgmt          For                            For

1F.    Election of Director: Scott D. Farmer                     Mgmt          For                            For

1G.    Election of Director: James J. Johnson                    Mgmt          For                            For

1H.    Election of Director: Joseph Scaminace                    Mgmt          For                            For

1I.    Election of Director: Ronald W. Tysoe                     Mgmt          For                            For

2.     To approve, on an advisory basis, named                   Mgmt          For                            For
       executive officer compensation.

3.     To ratify Ernst & Young LLP as our                        Mgmt          For                            For
       independent registered public accounting
       firm for fiscal year 2020.

4.     A shareholder proposal requesting the                     Shr           Against                        For
       Company provide an annual report on
       political contributions, if properly
       presented at the meeting.




--------------------------------------------------------------------------------------------------------------------------
 KLA CORPORATION                                                                             Agenda Number:  935082533
--------------------------------------------------------------------------------------------------------------------------
        Security:  482480100
    Meeting Type:  Annual
    Meeting Date:  05-Nov-2019
          Ticker:  KLAC
            ISIN:  US4824801009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Edward Barnholt                     Mgmt          For                            For

1B.    Election of Director: Robert Calderoni                    Mgmt          For                            For

1C.    Election of Director: Jeneanne Hanley                     Mgmt          For                            For

1D.    Election of Director: Emiko Higashi                       Mgmt          For                            For

1E.    Election of Director: Kevin Kennedy                       Mgmt          For                            For

1F.    Election of Director: Gary Moore                          Mgmt          For                            For

1G.    Election of Director: Kiran Patel                         Mgmt          For                            For

1H.    Election of Director: Victor Peng                         Mgmt          For                            For

1I.    Election of Director: Robert Rango                        Mgmt          For                            For

1J.    Election of Director: Richard Wallace                     Mgmt          For                            For

2.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for the fiscal year ending June 30,
       2020.

3.     Approval on a non-binding, advisory basis                 Mgmt          For                            For
       of our named executive officer
       compensation.




--------------------------------------------------------------------------------------------------------------------------
 MICROSOFT CORPORATION                                                                       Agenda Number:  935092849
--------------------------------------------------------------------------------------------------------------------------
        Security:  594918104
    Meeting Type:  Annual
    Meeting Date:  04-Dec-2019
          Ticker:  MSFT
            ISIN:  US5949181045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: William H. Gates III                Mgmt          For                            For

1B.    Election of Director: Reid G. Hoffman                     Mgmt          For                            For

1C.    Election of Director: Hugh F. Johnston                    Mgmt          For                            For

1D.    Election of Director: Teri L. List-Stoll                  Mgmt          For                            For

1E.    Election of Director: Satya Nadella                       Mgmt          For                            For

1F.    Election of Director: Sandra E. Peterson                  Mgmt          For                            For

1G.    Election of Director: Penny S. Pritzker                   Mgmt          For                            For

1H.    Election of Director: Charles W. Scharf                   Mgmt          For                            For

1I.    Election of Director: Arne M. Sorenson                    Mgmt          For                            For

1J.    Election of Director: John W. Stanton                     Mgmt          For                            For

1K.    Election of Director: John W. Thompson                    Mgmt          For                            For

1L.    Election of Director: Emma Walmsley                       Mgmt          For                            For

1M.    Election of Director: Padmasree Warrior                   Mgmt          For                            For

2.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation

3.     Ratification of Deloitte & Touche LLP as                  Mgmt          For                            For
       our independent auditor for fiscal year
       2020

4.     Shareholder Proposal - Report on Employee                 Shr           Against                        For
       Representation on Board of Directors

5.     Shareholder Proposal - Report on Gender Pay               Shr           Against                        For
       Gap




--------------------------------------------------------------------------------------------------------------------------
 MONGODB, INC.                                                                               Agenda Number:  935037146
--------------------------------------------------------------------------------------------------------------------------
        Security:  60937P106
    Meeting Type:  Annual
    Meeting Date:  10-Jul-2019
          Ticker:  MDB
            ISIN:  US60937P1066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Charles M. Hazard, Jr.                                    Mgmt          For                            For
       Tom Killalea                                              Mgmt          For                            For

2.     Advisory vote to approve the compensation                 Mgmt          For                            For
       of our named executive officers.

3.     Advisory vote to recommend the frequency of               Mgmt          1 Year                         For
       future advisory votes to approve the
       compensation of our named executive
       officers.

4.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for our fiscal year ending January 31,
       2020.




--------------------------------------------------------------------------------------------------------------------------
 VF CORPORATION                                                                              Agenda Number:  935043935
--------------------------------------------------------------------------------------------------------------------------
        Security:  918204108
    Meeting Type:  Annual
    Meeting Date:  16-Jul-2019
          Ticker:  VFC
            ISIN:  US9182041080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard T. Carucci                                        Mgmt          For                            For
       Juliana L. Chugg                                          Mgmt          For                            For
       Benno Dorer                                               Mgmt          For                            For
       Mark S. Hoplamazian                                       Mgmt          For                            For
       Laura W. Lang                                             Mgmt          For                            For
       W. Alan McCollough                                        Mgmt          For                            For
       W. Rodney McMullen                                        Mgmt          For                            For
       Clarence Otis, Jr.                                        Mgmt          For                            For
       Steven E. Rendle                                          Mgmt          For                            For
       Carol L. Roberts                                          Mgmt          For                            For
       Matthew J. Shattock                                       Mgmt          For                            For
       Veronica B. Wu                                            Mgmt          For                            For

2.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation.

3.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as VF's
       independent registered public accounting
       firm for the 2020 fiscal year.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         CG Funds Trust
By (Signature)       /s/ Robert B Morse
Name                 Robert B Morse
Title                President
Date                 08/24/2020